Business combinations - Goodwill (Details) - GBP (£) £ in Thousands	15 Months Ended	16 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Feb. 08, 2022	Jun. 30, 2021		Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020	Jun. 30, 2020	[1]
Disclosure of detailed information about business combination [line items]
Goodwill	£ 145,916	£ 145,916		£ 126,142	[1]				£ 56,995
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Consideration transferred			£ 15,031
Fair value of net assets acquired			(2,251)
Goodwill	12,800	12,800	£ 12,780
Levvel LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred	46,229	46,229				£ 46,229
Fair value of net assets acquired	(19,076)	(19,076)				(21,172)
Goodwill	27,153	27,153		27,200		£ 25,057
Adjustments to consideration transferred	0
Adjustments to identifiable net assets	2,096
Adjustments to goodwill	2,096
FIVE
Disclosure of detailed information about business combination [line items]
Consideration transferred	24,967	24,967					£ 24,918
Fair value of net assets acquired	(9,406)	(9,406)					(8,986)
Goodwill	£ 15,561	15,561		15,600			£ 15,932
Adjustments to consideration transferred		49
Adjustments to identifiable net assets		(420)
Adjustments to goodwill		£ (371)
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Consideration transferred								£ 53,828
Fair value of net assets acquired								(21,049)
Goodwill				£ 32,800				£ 32,779

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).